Goodwill and Other Intangibles (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

The following tables present activity in the Company’s goodwill and finite-lived and indefinite-lived intangible assets for the years ended March 31, 2025 and 2024.

(Dollars in thousands)	March 31, 2024	Impairment	March 31, 2025	Amortization Period
Goodwill
Ben Custody	$10,896	$(3,427)	$7,469	Indefinite
Ben Markets	2,710	(265)	2,445	Indefinite
Total goodwill	13,606	(3,692)	9,914	Indefinite
Insurance license	3,100	—	3,100	Indefinite
Total goodwill and intangible assets	$16,706	$(3,692)	$13,014

(Dollars in thousands)	March 31, 2023	Impairment	March 31, 2024	Amortization Period
Goodwill
Ben Liquidity	$1,725,880	$(1,725,880)	$—	Indefinite
Ben Custody	594,219	(583,323)	10,896	Indefinite
Ben Insurance	37,942	(37,942)	—	Indefinite
Ben Markets	9,885	(7,175)	2,710	Indefinite
Total goodwill	2,367,926	(2,354,320)	13,606	Indefinite
Insurance license	3,100	—	3,100	Indefinite
Total goodwill and intangible assets	$2,371,026	$(2,354,320)	$16,706